Derivative Instruments (Details 2) (Customer-Related Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Interest Rate Contracts [Member] | Receive fixed/pay floating swaps [Member]
Customer-related derivative positions of the company
Notional Value, Assets	$ 16,230	$ 15,730
Notional Value, Liabilities	523	1,294
Fair Value, Assets	1,216	956
Fair Value, Liabilities	1	21
Derivative Asset Average Remaining Maturity Period	4.98	4.64
Derivative Liability Average Remaining Maturity Period	2.52	6.01
Interest Rate Contracts [Member] | Pay fixed/receive floating swaps [Member]
Customer-related derivative positions of the company
Notional Value, Assets	99	1,315
Notional Value, Liabilities	16,206	15,769
Fair Value, Assets	0	24
Fair Value, Liabilities	1,182	922
Derivative Asset Average Remaining Maturity Period	1.81	6.12
Derivative Liability Average Remaining Maturity Period	5.10	4.68
Interest Rate Contracts [Member] | Purchased Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	2,660	2,024
Notional Value, Liabilities	0	115
Fair Value, Assets	26	13
Fair Value, Liabilities	0	12
Derivative Asset Average Remaining Maturity Period	6.11	1.98
Derivative Liability Average Remaining Maturity Period	0.00	0.36
Interest Rate Contracts [Member] | Written Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	0	472
Notional Value, Liabilities	2,660	1,667
Fair Value, Assets	0	12
Fair Value, Liabilities	26	13
Derivative Asset Average Remaining Maturity Period	0.00	0.26
Derivative Liability Average Remaining Maturity Period	6.11	2.35
Foreign Exchange Rate Contracts [Member] | Purchased Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	127	224
Notional Value, Liabilities	0	0
Fair Value, Assets	5	6
Fair Value, Liabilities	0	0
Derivative Asset Average Remaining Maturity Period	0.41	0.40
Derivative Liability Average Remaining Maturity Period	0	0
Foreign Exchange Rate Contracts [Member] | Written Option [Member]
Customer-related derivative positions of the company
Notional Value, Assets	0	0
Notional Value, Liabilities	127	224
Fair Value, Assets	0	0
Fair Value, Liabilities	5	6
Derivative Asset Average Remaining Maturity Period	0	0
Derivative Liability Average Remaining Maturity Period	0.41	0.40
Foreign Exchange Rate Contracts [Member] | Forwards, spots and swaps [Member]
Customer-related derivative positions of the company
Notional Value, Assets	7,982	7,772
Notional Value, Liabilities	8,578	7,694
Fair Value, Assets	369	384
Fair Value, Liabilities	$ 360	$ 360
Derivative Asset Average Remaining Maturity Period	0.54	0.74
Derivative Liability Average Remaining Maturity Period	0.49	0.75